19. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Related party sales	R$ 1,278,751	R$ 880,145	R$ 878,992
Related party purchases	(1,418,282)	(1,176,930)	(1,099,851)
Relared party finance income and costs, net	48,796		57,779
Foreign exchange and monetary variation, net	13,611		(18,398)
Related party transactions, net	(77,124)		(181,478)
AssociatesMember | Discontinued operations [member]
Disclosure of transactions between related parties [line items]
Related party sales			43,250
Related party purchases			(138)
Relared party finance income and costs, net			(130)
Related party transactions, net			42,982
Arvedi Metalfer do Brasil | AssociatesMember
Disclosure of transactions between related parties [line items]
Related party sales	100,608
Relared party finance income and costs, net	234
Related party transactions, net	100,842
Arvedi Metalfer do Brasil S,A, | AssociatesMember
Disclosure of transactions between related parties [line items]
Related party sales			31,026
Relared party finance income and costs, net			2,995
Related party transactions, net			34,021
Joint Venture/Joint Operation
Disclosure of transactions between related parties [line items]
Related party sales	414	2,604	5,057
Related party purchases	(1,307,694)	(1,125,228)	(1,082,272)
Relared party finance income and costs, net	33,911	53,261	55,758
Related party transactions, net	(1,273,369)	(1,069,363)	(1,021,457)
Joint Venture/Joint Operation | Ita Energetica
Disclosure of transactions between related parties [line items]
Related party purchases		(32,275)	(32,363)
Related party transactions, net		(32,275)	(32,363)
Joint Venture/Joint Operation | MRS Logistica
Disclosure of transactions between related parties [line items]
Related party purchases	(1,111,695)	(934,279)	(903,030)
Relared party finance income and costs, net	(16,092)
Related party transactions, net	(1,127,787)	(934,279)	(903,030)
Joint Venture/Joint Operation | CBSI - Companhia Brasileira de Servicos e Infraestrutura
Disclosure of transactions between related parties [line items]
Related party sales	47	55	18
Related party purchases	(180,332)	(150,758)	(138,374)
Related party transactions, net	(180,285)	(150,703)	(138,356)
Joint Venture/Joint Operation | Transnordestina Logistica S,A
Disclosure of transactions between related parties [line items]
Related party sales	367	2,549	5,039
Related party purchases	(15,667)	(7,916)	(8,505)
Relared party finance income and costs, net	50,003	53,261	55,758
Related party transactions, net	34,703	47,894	52,292
Other Related Parties
Disclosure of transactions between related parties [line items]
Related party sales	1,177,729	874,881	799,659
Related party purchases	(110,588)	(51,702)	(17,441)
Relared party finance income and costs, net	14,651	6,290	(844)
Foreign exchange and monetary variation, net	13,611		(18,398)
Related party transactions, net	1,095,403	829,469	762,976
Other Related Parties | Fundacao CSN
Disclosure of transactions between related parties [line items]
Related party purchases		(4,045)	(4,045)
Related party transactions, net		(4,045)	(4,045)
Other Related Parties | Banco Fibra
Disclosure of transactions between related parties [line items]
Relared party finance income and costs, net	14,651	(844)	(844)
Foreign exchange and monetary variation, net	13,611	(18,398)	(18,398)
Related party transactions, net	28,262	(19,242)	(19,242)
Other Related Parties | Usiminas
Disclosure of transactions between related parties [line items]
Related party sales		17,027	17,027
Related party purchases	(382)	(6,026)	(6,026)
Related party transactions, net	(382)	11,001	11,001
Other Related Parties | Panatlantica
Disclosure of transactions between related parties [line items]
Related party sales	1,174,984	779,503	779,503
Related party purchases	(94,515)
Related party transactions, net	1,080,469	779,503	779,503
Other Related Parties | Ibis Participacoes e Servicos
Disclosure of transactions between related parties [line items]
Related party sales		47	47
Related party purchases	(4,501)	(7,370)	(7,370)
Related party transactions, net	(4,501)	(7,323)	R$ (7,323)
Other Related Parties | Other
Disclosure of transactions between related parties [line items]
Related party sales	2,745	3,082
Related party purchases	(11,190)
Related party transactions, net	R$ (8,445)	3,082
Other Related Parties | Partfib Projetos Imobiliarios
Disclosure of transactions between related parties [line items]
Related party sales		2,821
Related party transactions, net		2,821
Other Related Parties | Vicunha Textil S.A.
Disclosure of transactions between related parties [line items]
Related party purchases		(232)
Related party transactions, net		(232)
Other Related Parties | Vicunha Servicos Ltda.
Disclosure of transactions between related parties [line items]
Related party purchases		(61)
Related party transactions, net		R$ (61)